Borrowings - Long-Term Debt Obligations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 18, 2013	Dec. 31, 2012
Long-Term Debt Obligations:
December 31, 2014	$ 34,714
December 31, 2015	33,671
December 31, 2016	79,474
December 31, 2017	70,502
December 31, 2018	85,260
December 31, 2019 and thereafter	850,827
Total	$ 1,154,448	$ 10,000	$ 992,493